Share capital and Other contributed capital - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 16, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of authorized shares	400,000,000
Number of shares issued	119,098,118	119,007,062
Number of shares	119,098,118	119,007,062		257,227,062
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of RSU's issued (in shares)	91,056
Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued	119,098,118
Number of shares	119,098,118	119,007,062	257,227,062